EVENTS AFTER THE REPORTING PERIOD (Narrative) (Details) - Non-brokered private placement [Member]	1 Months Ended
	Mar. 31, 2023 CAD ($) $ / shares shares	Jun. 30, 2022 CAD ($) $ / shares	Jun. 30, 2022 USD ($)	Feb. 28, 2022 CAD ($) $ / shares	Feb. 28, 2022 USD ($)	Jul. 31, 2021 CAD ($) $ / shares	Jul. 31, 2021 USD ($)	Feb. 28, 2021 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Equity issuance, price per unit		$ 0.5		$ 0.55		$ 0.7		$ 0.5
Proceeds from issuing units		$ 3,375,000	$ 2,641,613	$ 3,107,500	$ 2,447,236	$ 5,495,000	$ 4,358,386
Exercise price of warrants granted		$ 0.75		$ 0.75		$ 0.95
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued | shares	4,000,000
Equity issuance, price per unit	$ 0.4
Proceeds from issuing units | $	$ 1,600,000
Exercise price of warrants granted	$ 0.6
Term of warrant	24 months